Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Payable And Accrued Liabilities Tables
Accounts payable and accrued liabilities

	2013	2012
Accrued liabilities related to:
Consultants and professional fees	$105,000	$114,640
Survey expenses	-	29,686
Board of Directors' fees	-	60,000
Wages and bonuses payable	9,331	351,780
Vacation pay	106,500	51,078
	220,831	607,184
Trade payables, payroll withholdings and other	718,524	1,016,540
	939,355	1,623,724